Employee Benefit Plans - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
Profit Sharing Plan
Defined Contribution Plan Disclosure [Line Items]
Employee benefit plans, contribution cost	$ 179	$ 1,342	$ 914
Executive Profit Sharing Plan
Defined Contribution Plan Disclosure [Line Items]
Employee benefit plans, contribution cost	$ 929	$ 3,975	$ 1,761
EPSP annualized interest rate, added percentage above prime rate	2.00%
Maximum | Executive Profit Sharing Plan
Defined Contribution Plan Disclosure [Line Items]
EPSP annualized interest rate cap	15.00%
Savings Plan
Defined Contribution Plan Disclosure [Line Items]
Employee benefit plans, employer contribution percentage	6.00%	6.00%	6.00%
Employee benefit plans, contribution cost	$ 2,564	$ 3,136	$ 1,655
Savings Plan | Maximum
Defined Contribution Plan Disclosure [Line Items]
Employee benefit plans, employer matching contribution percentage	50.00%	50.00%	50.00%